/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 1998

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
10/19/98    Shares of        1,000            6.75             7.53      Merrill
            Beneficial                                                   Lynch
            Interest
10/19/98    Shares of        25,000           6.8125           7.53      Merrill
            Beneficial                                                   Lynch
            Interest
10/19/98    Shares of        38,000           6.8125           7.53      Merrill
            Beneficial                                                   Lynch
            Interest
10/20/98    Shares of        12,600           6.8125           7.51      Merrill
            Beneficial                                                   Lynch
            Interest
10/20/98    Shares of        30,000           6.8125           7.51      Merrill
            Beneficial                                                   Lynch
            Interest
10/20/98    Shares of        33,000           6.8125           7.51      Merrill
            Beneficial                                                   Lynch
            Interest
10/26/98    Shares of        50,000           6.8125           7.49      Merrill
            Beneficial                                                   Lynch
            Interest
10/26/98    Shares of        50,000           6.8125           7.49      Merrill
            Beneficial                                                   Lynch
            Interest


Total Shares Repurchased:  239,600
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer